Huntington Asset Services, Inc. 2960 N. Meridian St. Ste. 300 Indianapolis, IN 46208

December 18, 2012

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re:	The Huntington Funds (“Registrant”), SEC File No. 811-05010

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated November 28, 2012, to the Prospectus for the Huntington World Income Fund.

If you have any questions or would like further information, please contact me at (513) 366-3071.

Sincerely,

/s/ Jay S. Fitton

Jay S. Fitton
Secretary

Huntington Asset Services, Inc. is a wholly owned subsidiary of Huntington Bancshares Incorporated.